Revenues and Cost of Revenues (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues And Cost Of Revenues [Abstract]
Sales of marine petroleum products	$ 4,155,502	$ 6,590,998	$ 6,282,466
Voyage revenues	28,780	30,410	25,049
Other revenues	47,372	40,393	27,214
Total Revenues	4,231,654	6,661,801	6,334,729
Cost of marine petroleum products	3,853,450	6,286,453	6,025,742
Cost of voyage revenues	14,827	14,729	16,202
Cost of other revenues	31,548	23,525	6,793
Total Cost of Revenues	$ 3,899,825	$ 6,324,707	$ 6,048,737